UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 100.4% of Net Assets

	Aerospace & Defense – 2.5%
455,524	Boeing Co. (The)(b)	$33,877,320
139,767	Goodrich Corp.(b)	17,532,372
455,135	Honeywell International, Inc.(b)	27,785,992
304,336	Raytheon Co.(b)	16,062,854
551,922	United Technologies Corp.(b)	45,776,411

		141,034,949

	Air Freight & Logistics – 1.0%
731,573	United Parcel Service, Inc., Class B(b)	59,052,573

	Auto Components – 0.0%
162,452	Cooper Tire & Rubber Co.(b)	2,472,519

	Automobiles – 0.4%
1,635,634	Ford Motor Co.(b)	20,429,069

	Beverages – 2.4%
1,066,575	Coca-Cola Co. (The)(b)	78,937,216
845,611	PepsiCo, Inc.(b)	56,106,290

		135,043,506

	Biotechnology – 1.3%
537,802	Amgen, Inc.(b)	36,565,158
128,705	Biogen Idec, Inc.(b)(c)	16,212,969
331,603	Gilead Sciences, Inc.(b)(c)	16,198,807
352,568	Human Genome Sciences, Inc.(b)(c)	2,905,160
298,241	PDL BioPharma, Inc.(b)	1,893,830

		73,775,924

	Capital Markets – 1.9%
884,969	Charles Schwab Corp. (The)(b)	12,717,005
378,265	Eaton Vance Corp.(b)	10,810,814
307,346	Goldman Sachs Group, Inc. (The)(b)	38,224,622
641,172	Legg Mason, Inc.(b)	17,907,934
1,038,932	Morgan Stanley(b)	20,404,624
187,899	TD Ameritrade Holding Corp.(b)	3,709,126
193,641	Waddell & Reed Financial, Inc., Class A(b)	6,275,905

		110,050,030

	Chemicals – 2.0%
803,170	Dow Chemical Co. (The)(b)	27,821,809
657,014	E.I. du Pont de Nemours & Co.(b)	34,756,041
341,203	Eastman Chemical Co.(b)	17,636,783
195,666	Monsanto Co.(b)	15,606,320
374,523	Olin Corp.(b)	8,145,875
312,996	RPM International, Inc.(b)	8,197,365

		112,164,193

	Commercial Banks – 2.6%
169,647	Associated Banc-Corp(b)	2,368,272
130,602	FirstMerit Corp.(b)	2,201,950

Shares	Description	Value (†)
Common Stocks – continued

	Commercial Banks – continued
175,126	Old National Bancorp(b)	$2,301,156
12,125	Toronto-Dominion Bank (The)(b)	1,030,019
1,309,144	U.S. Bancorp(b)	41,473,682
2,931,447	Wells Fargo & Co.(b)	100,079,600

		149,454,679

	Commercial Services & Supplies – 0.5%
292,475	Avery Dennison Corp.(b)	8,812,272
76,741	Deluxe Corp.(b)	1,797,274
252,002	R.R. Donnelley & Sons Co.(b)	3,122,305
433,025	Waste Management, Inc.(b)	15,138,554

		28,870,405

	Communications Equipment – 2.4%
2,354,708	Cisco Systems, Inc.(b)	49,802,074
191,504	Motorola Mobility Holdings, Inc.(b)(c)	7,514,617
222,381	Motorola Solutions, Inc.(b)	11,303,626
31,156	Plantronics, Inc.(b)	1,254,341
993,073	QUALCOMM, Inc.(b)	67,548,825

		137,423,483

	Computers & Peripherals – 5.6%
440,445	Apple, Inc.(b)(c)	264,033,564
471,216	Dell, Inc.(b)(c)	7,822,186
747,420	EMC Corp.(b)(c)	22,332,909
1,013,523	Hewlett-Packard Co.(b)	24,152,253

		318,340,912

	Consumer Finance – 0.7%
375,575	American Express Co.(b)	21,730,770
529,051	Discover Financial Services(b)	17,638,560

		39,369,330

	Containers & Packaging – 0.1%
116,207	Sonoco Products Co.(b)	3,858,072

	Distributors – 0.3%
289,418	Genuine Parts Co.(b)	18,160,979

	Diversified Financial Services – 3.7%
4,805,395	Bank of America Corp.(b)	45,987,630
1,235,559	Citigroup, Inc.(b)	45,159,682
77,652	CME Group, Inc., Class A(b)	22,467,053
1,992,390	JPMorgan Chase & Co.(b)	91,610,092
169,784	NYSE Euronext(b)	5,095,218

		210,319,675

	Diversified Telecommunication Services – 3.1%
3,165,100	AT&T, Inc.(b)	98,846,073
1,343,912	Frontier Communications Corp.(b)	5,604,113
1,857,674	Verizon Communications, Inc.(b)	71,018,877

		175,469,063

	Electric Utilities – 1.6%
1,824,797	Duke Energy Corp.(b)	38,338,985

Shares	Description	Value (†)
Common Stocks – continued

	Electric Utilities – continued
78,779	Hawaiian Electric Industries, Inc.(b)	$1,997,048
1,028,039	Pepco Holdings, Inc.(b)	19,419,657
585,922	Progress Energy, Inc.(b)	31,118,317

		90,874,007

	Electrical Equipment – 0.6%
546,701	Emerson Electric Co.(b)	28,526,858
100,018	Hubbell, Inc., Class B(b)	7,859,415

		36,386,273

	Electronic Equipment, Instruments & Components – 0.4%
1,097,688	Corning, Inc.(b)	15,455,447
265,407	TE Connectivity Ltd.(b)	9,753,707

		25,209,154

	Energy Equipment & Services – 2.1%
265,402	Baker Hughes, Inc.(b)	11,130,960
59,772	CARBO Ceramics, Inc.(b)	6,302,957
51,123	Diamond Offshore Drilling, Inc.(b)	3,412,460
740,312	Halliburton Co.(b)	24,570,955
486,848	Patterson-UTI Energy, Inc.(b)	8,417,602
854,363	Schlumberger Ltd.(b)	59,745,605
125,788	Tidewater, Inc.(b)	6,795,068

		120,375,607

	Food & Staples Retailing – 1.6%
863,089	CVS Caremark Corp.(b)	38,666,387
185,500	SUPERVALU, Inc.(b)	1,059,205
879,459	Wal-Mart Stores, Inc.(b)	53,822,891

		93,548,483

	Food Products – 1.4%
764,928	ConAgra Foods, Inc.(b)	20,087,009
1,178,653	Kraft Foods, Inc., Class A(b)	44,800,601
751,063	Sara Lee Corp.(b)	16,170,386

		81,057,996

	Gas Utilities – 0.7%
66,195	AGL Resources, Inc.(b)	2,596,168
190,728	National Fuel Gas Co.(b)	9,177,831
250,900	Oneok, Inc.(b)	20,488,494
132,988	WGL Holdings, Inc.(b)	5,412,612

		37,675,105

	Health Care Equipment & Supplies – 1.4%
423,230	Baxter International, Inc.(b)	25,300,689
1,046,470	Boston Scientific Corp.(b)(c)	6,257,891
144,813	Covidien PLC(b)	7,918,375
39,971	Intuitive Surgical, Inc.(b)(c)	21,654,289
537,335	Medtronic, Inc.(b)	21,058,159

		82,189,403

	Health Care Providers & Services – 2.3%
512,451	Aetna, Inc.(b)	25,704,542

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – continued
193,975	Coventry Health Care, Inc.(b)	$6,899,691
311,842	HCA Holdings, Inc.(b)	7,714,971
314,649	Medco Health Solutions, Inc.(b)(c)	22,119,825
784,643	UnitedHealth Group, Inc.(b)	46,246,858
114,280	Universal Health Services, Inc., Class B(b)	4,789,475
262,071	WellPoint, Inc.(b)	19,340,840

		132,816,202

	Health Care Technology – 0.0%
61,384	Quality Systems, Inc.(b)	2,684,322

	Hotels, Restaurants & Leisure – 1.8%
715,082	International Game Technology(b)	12,006,227
91,267	Las Vegas Sands Corp.(b)	5,254,241
742,241	McDonald’s Corp.(b)	72,813,842
56,179	Tim Hortons, Inc.(b)	3,007,824
271,449	Wendy’s Co. (The)(b)	1,359,959
51,020	Wynn Resorts Ltd.(b)	6,371,378

		100,813,471

	Household Durables – 0.9%
578,219	Leggett & Platt, Inc.(b)	13,304,819
571,545	Newell Rubbermaid, Inc.(b)	10,179,216
272,698	Toll Brothers, Inc.(b)(c)	6,542,025
192,807	Tupperware Brands Corp.(b)	12,243,245
101,757	Whirlpool Corp.(b)	7,821,043

		50,090,348

	Household Products – 1.9%
209,806	Colgate-Palmolive Co.(b)	20,514,831
152,942	Kimberly-Clark Corp.(b)	11,300,884
1,094,396	Procter & Gamble Co. (The)(b)	73,554,355

		105,370,070

	Industrial Conglomerates – 2.5%
334,013	3M Co.(b)	29,797,300
5,104,766	General Electric Co.(b)	102,452,653
156,132	Tyco International Ltd.(b)	8,771,496

		141,021,449

	Insurance – 2.8%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	309,442
192,254	Aflac, Inc.(b)	8,841,761
606,270	Allstate Corp. (The)(b)	19,958,408
198,880	American International Group, Inc.(b)(c)	6,131,470
95,694	AON Corp.(b)	4,694,748
295,389	Arthur J. Gallagher & Co.(b)	10,557,203
255,009	Berkshire Hathaway, Inc., Class B(b)(c)	20,693,980
445,567	Fidelity National Financial, Inc., Class A(b)	8,033,573
44,781	Kemper Corp.(b)	1,355,969
469,592	Lincoln National Corp.(b)	12,378,445
461,387	Marsh & McLennan Cos., Inc.(b)	15,128,880
92,225	Mercury General Corp.(b)	4,033,921
484,934	Old Republic International Corp.(b)	5,116,054

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – continued
164,474	Principal Financial Group, Inc.(b)	$4,853,628
313,424	Travelers Cos., Inc. (The)(b)	18,554,701
724,875	XL Group PLC(b)	15,722,539

		156,364,722

	Internet & Catalog Retail – 0.7%
208,386	Amazon.com, Inc.(b)(c)	42,200,249

	Internet Software & Services – 2.3%
245,969	Akamai Technologies, Inc.(b)(c)	9,027,062
66,697	AOL, Inc.(b)(c)	1,265,242
22,652	Baidu, Inc., Sponsored ADR(b)(c)	3,301,982
743,541	eBay, Inc.(b)(c)	27,429,228
131,043	Google, Inc., Class A(b)(c)	84,030,013
198,866	VeriSign, Inc.(b)	7,624,523

		132,678,050

	IT Services – 4.4%
629,585	Automatic Data Processing, Inc.(b)	34,746,796
159,578	Broadridge Financial Solutions, Inc.(b)	3,815,510
309,578	Cognizant Technology Solutions Corp., Class A(b)(c)	23,822,027
256,064	Fidelity National Information Services, Inc.(b)	8,480,840
554,968	International Business Machines Corp.(b)	115,794,073
32,426	Lender Processing Services, Inc.(b)	843,076
767,499	Paychex, Inc.(b)	23,784,794
197,454	Visa, Inc., Class A(b)	23,299,572
800,402	Western Union Co.(b)	14,087,075

		248,673,763

	Leisure Equipment & Products – 0.4%
707,273	Mattel, Inc.(b)	23,806,809

	Machinery – 3.3%
275,627	Caterpillar, Inc.(b)	29,359,788
232,501	Cummins, Inc.(b)	27,909,420
335,578	Deere & Co.(b)	27,148,260
524,918	Eaton Corp.(b)	26,156,664
234,835	Parker Hannifin Corp.(b)	19,855,299
108,640	Pentair, Inc.(b)	5,172,350
106,186	Snap-on, Inc.(b)	6,474,161
175,366	SPX Corp.(b)	13,596,126
263,195	Stanley Black & Decker, Inc.(b)	20,255,487
194,217	Timken Co. (The)(b)	9,854,571

		185,782,126

	Media – 2.5%
697,127	News Corp., Class B(b)	13,928,597
345,030	Omnicom Group, Inc.(b)	17,475,770
262,771	Time Warner Cable, Inc.(b)	21,415,836
743,395	Time Warner, Inc.(b)	28,063,161
159,718	Virgin Media, Inc.(b)	3,989,756
1,352,905	Walt Disney Co. (The)(b)	59,230,181

		144,103,301

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – 1.0%
1,389,057	Alcoa, Inc.(b)	$13,918,351
95,487	Cia Siderurgica Nacional S.A., Sponsored ADR(b)	903,307
479,536	Freeport-McMoRan Copper & Gold, Inc.(b)	18,241,549
386,415	Gerdau S.A., Sponsored ADR(b)	3,721,176
284,859	Nucor Corp.(b)	12,234,694
184,999	Southern Copper Corp.(b)	5,866,318
62,688	Steel Dynamics, Inc.(b)	911,484
117,586	Worthington Industries, Inc.(b)	2,255,300

		58,052,179

	Multi Utilities – 1.8%
624,100	Ameren Corp.(b)	20,333,178
250,369	CenterPoint Energy, Inc.(b)	4,937,277
525,050	Consolidated Edison, Inc.(b)	30,673,421
279,813	Integrys Energy Group, Inc.(b)	14,827,291
135,552	OGE Energy Corp.(b)	7,252,032
775,455	Public Service Enterprise Group, Inc.(b)	23,736,677

		101,759,876

	Multiline Retail – 1.0%
277,633	J.C. Penney Co., Inc.(b)	9,836,537
570,166	Macy’s, Inc.(b)	22,652,695
321,027	Nordstrom, Inc.(b)	17,887,625
36,417	Sears Holdings Corp.(b)(c)	2,412,626
76,798	Target Corp.(b)	4,475,020

		57,264,503

	Oil, Gas & Consumable Fuels – 9.3%
806,873	Chesapeake Energy Corp.(b)	18,695,247
1,140,269	Chevron Corp.(b)	122,282,447
60,240	CNOOC Ltd., Sponsored ADR(b)	12,306,429
980,675	ConocoPhillips(b)	74,541,107
235,938	CONSOL Energy, Inc.(b)	8,045,486
2,412,204	ExxonMobil Corp.(b)	209,210,453
664,926	Occidental Petroleum Corp.(b)	63,320,903
440,388	Southwestern Energy Co.(b)(c)	13,475,873
124,543	StatoilHydro ASA, Sponsored ADR(b)	3,376,361
56,148	Total S.A., Sponsored ADR(b)	2,870,286

		528,124,592

	Paper & Forest Products – 0.3%
555,456	MeadWestvaco Corp.(b)	17,546,855

	Personal Products – 0.2%
478,177	Avon Products, Inc.(b)	9,257,507

	Pharmaceuticals – 6.1%
990,490	Abbott Laboratories(b)	60,707,132
501,499	Bristol-Myers Squibb Co.(b)	16,925,591
273,463	Eli Lilly & Co.(b)	11,012,355
210,660	GlaxoSmithKline PLC, Sponsored ADR(b)	9,460,741
1,316,623	Johnson & Johnson(b)	86,844,453
1,792,420	Merck & Co., Inc.(b)	68,828,928

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
4,090,224	Pfizer, Inc.(b)	$92,684,476

		346,463,676

	Professional Services – 0.1%
67,252	Dun & Bradstreet Corp.(b)	5,698,262

	REITs - Diversified – 0.7%
1,079,747	Duke Realty Corp.(b)	15,483,572
679,828	Liberty Property Trust(b)	24,283,456

		39,767,028

	REITs - Healthcare – 0.7%
122,701	Healthcare Realty Trust, Inc.(b)	2,699,422
455,357	Senior Housing Properties Trust(b)	10,040,622
429,136	Ventas, Inc.(b)	24,503,665

		37,243,709

	REITs - Mortgage – 0.3%
895,873	Annaly Capital Management, Inc.(b)	14,172,711
95,013	Hatteras Financial Corp.(b)	2,650,863

		16,823,574

	REITs - Office Property – 0.2%
436,313	Mack-Cali Realty Corp.(b)	12,574,541

	Road & Rail – 0.5%
1,333,389	CSX Corp.(b)	28,694,531

	Semiconductors & Semiconductor Equipment – 2.7%
726,190	Advanced Micro Devices, Inc.(b)(c)	5,824,044
57,352	Altera Corp.(b)	2,283,757
273,165	Analog Devices, Inc.(b)	11,035,866
134,949	Applied Materials, Inc.(b)	1,678,765
10,582	First Solar, Inc.(b)(c)	265,079
2,645,530	Intel Corp.(b)	74,365,848
274,728	Linear Technology Corp.(b)	9,258,334
45,482	Maxim Integrated Products, Inc.(b)	1,300,330
380,751	Microchip Technology, Inc.(b)	14,163,937
374,839	NVIDIA Corp.(b)(c)	5,768,772
527,324	Texas Instruments, Inc.(b)	17,723,360
197,251	Xilinx, Inc.(b)	7,185,854

		150,853,946

	Software – 3.9%
568,169	Activision Blizzard, Inc.(b)	7,283,927
323,438	Adobe Systems, Inc.(b)(c)	11,097,158
262,973	Autodesk, Inc.(b)(c)	11,129,017
3,840,010	Microsoft Corp.(b)	123,840,322
2,175,653	Oracle Corp.(b)	63,442,041
361,045	Symantec Corp.(b)(c)	6,751,542

		223,544,007

	Specialty Retail – 2.8%
178,774	Abercrombie & Fitch Co., Class A(b)	8,868,978
404,803	American Eagle Outfitters, Inc.(b)	6,958,564

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – continued
222,024	Best Buy Co., Inc.(b)	$5,257,528
183,146	Foot Locker, Inc.(b)	5,686,683
233,424	Gap, Inc. (The)(b)	6,101,703
1,023,286	Home Depot, Inc. (The)(b)	51,481,519
502,290	Limited Brands, Inc.(b)	24,109,920
830,594	Lowe’s Cos., Inc.(b)	26,064,040
110	Orchard Supply Hardware Stores Corp., Class A(b)(c)	2,272
256,581	RadioShack Corp.(b)	1,595,934
205,395	Tiffany & Co.(b)	14,198,956
244,948	TJX Cos., Inc. (The)(b)	9,726,885

		160,052,982

	Thrifts & Mortgage Finance – 0.3%
145,055	Capitol Federal Financial, Inc.(b)	1,720,352
917,616	New York Community Bancorp, Inc.(b)	12,764,039

		14,484,391

	Tobacco – 2.2%
1,119,005	Altria Group, Inc.(b)	34,543,684
841,426	Philip Morris International, Inc.(b)	74,558,758
347,970	Reynolds American, Inc.(b)	14,419,877
151,948	Vector Group Ltd.(b)	2,692,519

		126,214,838

	Trading Companies & Distributors – 0.1%
130,960	GATX Corp.(b)	5,277,688

	Wireless Telecommunication Services – 0.1%
745,048	Clearwire Corp., Class A(b)(c)	1,698,709
64,334	Vodafone Group PLC, Sponsored ADR(b)	1,780,122

		3,478,831

	Total Common Stocks (Identified Cost $3,527,771,084)	5,712,187,787

Contracts
Purchased Options – 0.3%

	Index Options – 0.3%
5,829	On S&P 500 Index, Put expiring April 21, 2012 at 1200(d)	247,733
6,278	On S&P 500 Index, Put expiring April 21, 2012 at 1250(d)	486,545
7,447	On S&P 500 Index, Put expiring May 19, 2012 at 1200(d)	1,694,192
6,286	On S&P 500 Index, Put expiring May 19, 2012 at 1225(d)	1,838,655
5,948	On S&P 500 Index, Put expiring May 19, 2012 at 1275(d)	3,003,740
8,405	On S&P 500 Index, Put expiring June 16, 2012 at 1275(d)	9,119,425

	Total Purchased Options (Identified Cost $57,675,007)	16,390,290

Principal Amount
Short-Term Investments – 2.9%
$167,799,125	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $167,799,125 on 4/02/2012 collateralized by $50,000,000 Federal Home Loan Mortgage Corp., 3.000% due 1/17/2019 valued at $52,533,350; $84,895,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $102,722,950; $15,820,000 U.S. Treasury Note, 2.125% due 8/15/2021 valued at $15,899,100 including accrued interest(e) (Identified Cost $167,799,125)	$167,799,125

	Total Investments – 103.6% (Identified Cost $3,753,245,216)(a)	5,896,377,202
	Other assets less liabilities – (3.6)%	(206,581,858)

	Net Assets – 100.0%	$5,689,795,344

Contracts
Written Options – (4.0%)

	Index Options – (4.0%)
4,715	On S&P 500 Index, Call expiring April 21, 2012 at 1325(d)	(40,030,350)
4,779	On S&P 500 Index, Call expiring April 21, 2012 at 1350(d)	(29,438,640)
5,067	On S&P 500 Index, Call expiring April 21, 2012 at 1375(d)	(20,268,000)
5,162	On S&P 500 Index, Call expiring April 21, 2012 at 1400(d)	(11,046,680)
5,345	On S&P 500 Index, Call expiring May 19, 2012 at 1325(d)	(47,784,300)
4,726	On S&P 500 Index, Call expiring May 19, 2012 at 1350(d)	(32,278,580)
4,970	On S&P 500 Index, Call expiring May 19, 2012 at 1375(d)	(24,253,600)
5,429	On S&P 500 Index, Call expiring June 16, 2012 at 1400(d)	(22,150,320)

	Total Written Options (Premiums Received $158,936,158)	$(227,250,470)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and asked quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of March 31, 2012, purchased options were fair valued at $16,390,290 and written options were fair valued at $227,250,470.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $3,753,245,216 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,241,840,677
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(98,708,691)

Net unrealized appreciation	$2,143,131,986

At December 31, 2011, the Fund had a short-term capital loss carryforward of $1,474,971,019 of which $76,322,989 expires on December 31, 2014 and $1,005,056,628 expires on December 31, 2017 and $393,591,402 expires on December 31, 2018.

These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,712,187,787	$—	$—	$5,712,187,787
Purchased Options*	—	16,390,290	—	16,390,290
Short-Term Investments	—	167,799,125	—	167,799,125

Total	$5,712,187,787	$184,189,415	$—	$5,896,377,202

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$—	$(227,250,470)	$—	$(227,250,470)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2012, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2012:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$16,390,290

Liability Derivatives	Equity Contracts

Written Options (at value)	$(227,250,470)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2012 (Unaudited)

Oil, Gas & Consumable Fuels	9.3%
Pharmaceuticals	6.1
Computers & Peripherals	5.6
IT Services	4.4
Software	3.9
Diversified Financial Services	3.7
Machinery	3.3
Diversified Telecommunication Services	3.1
Specialty Retail	2.8
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.7
Commercial Banks	2.6
Media	2.5
Aerospace & Defense	2.5
Industrial Conglomerates	2.5
Communications Equipment	2.4
Beverages	2.4
Health Care Providers & Services	2.3
Internet Software & Services	2.3
Tobacco	2.2
Energy Equipment & Services	2.1
Chemicals	2.0
Other Investments, less than 2% each	27.2
Short-Term Investments	2.9

Total Investments	103.6
Other assets less liabilities (including written options)	(3.6)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 18, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 18, 2012